Restructuring Costs (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Costs
($ amounts in thousands)

Restructuring Activities	Initial Charge	Cash Payments	Non-Cash Charge Related to Inventory and/or Intangible Assets	Reversals, Reclass or Transfers	Liabilities at June 30, 2013
Severance and employee benefits to be paid in cash	$1,413	$(906)	$—	$(4)	$503
Asset impairments and other	403	—	(403)	—	—
Total restructuring costs line item	$1,816	$(906)	$(403)	$(4)	$503

The following table summarizes the activity for 2011 and the remaining related restructuring liabilities balance (included in accrued expenses and other current liabilities on the consolidated balance sheet) as of December 31, 2011 ($ amounts in thousands):

Restructuring Activities	Initial Charge	Cash Payments	Non-Cash Charge Related to Inventory and/or Intangible Assets	Reversals, Reclass or Transfers	Liabilities at December 31, 2011
Intangible asset impairments	$24,226	$—	($24,226)	$—	$—
Severance and employee benefits to be paid in cash	1,556	(1,556)	—	—	—
Sample inventory write-down and other	1,204	—	(1,204)	—	—
Total restructuring costs line item	$26,986	($1,556)	($25,430)	$—	$—
Commercial inventory write-down classified as cost of goods sold	674	—	(674)	—	—
Total	$27,660	($1,556)	($26,104)	$—	$—